Income Tax Status	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Tax Status [Line Items]
Income Tax Status

4. Income Tax Status

The sponsor of the prototype plan, on which this standardized plan is based, received a tax opinion letter from the IRS dated June 30, 2020, which indicates that the Plan, as designed, was in compliance with the applicable requirements of the Internal Revenue Code (“the Code”). Although the Plan has been amended since receiving the determination letter, in the opinion of the Plan administrator and its counsel, the Plan has operated in accordance with the Code and the plan document and therefore remains qualified and tax exempt.

The Plan recognizes tax positions in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions shall initially and subsequently be measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts. The Company believes that it has appropriate support for the income tax positions taken based on an assessment of many factors including past experience and interpretations of tax laws applied to the facts of each matter. The Plan is subject to routine audits by taxing jurisdictions.